Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 4 – Cash and Cash Equivalents

	June 30	June 30	December 31
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Cash in USD	4,260	22,756	15,596
Cash in NIS	3,059	6,225	1,688
Cash in Euro	1,110	1,656	1,892
Cash in GBP	5	-	-
Total cash and cash equivalents	8,434	30,637	19,176